Share-Based Payments (Detail Textuals)					1 Months Ended					2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 04, 2017 shares	Mar. 16, 2017 USD ($) shares	Mar. 10, 2017 shares	Jan. 04, 2017 USD ($) shares	Nov. 30, 2017 USD ($) Director shares	Nov. 30, 2017 USD ($) Director shares	Nov. 17, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Jan. 31, 2017 USD ($) Employee shares	Apr. 30, 2017 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Nov. 01, 2017 USD ($)	Mar. 01, 2017 USD ($)	Dec. 03, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock											1,773,392	1,773,392		1,853,391
Warrants outstanding to purchase shares of common stock											403,714	403,714		2,521,896	3,783,002
Unrecognized compensation expense related to non-vested share options | $											$ 110,584	$ 110,584		$ 429,585
Weighted average period for recognition related to non-vested share options												1 year 11 months 5 days		1 year 5 months 1 day
Total fair value of vested shares | $												$ 319,001	$ 19,357	$ 974,237	$ 12,000
Weighted average exercise price of warrants | $ / shares											$ 1.75	$ 1.75		$ 2.47
Weighted average remaining life of warrants												7 months 2 days		5 months 19 days
Stock options issued to employees												0
2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance																		4,000,000
Number of options available for issuance											92,499	92,499		1,368,243
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to employees	60,000	35,000	45,000	90,000			503,200
Fair value of stock options granted | $		$ 36,750		$ 61,200			$ 1,953,416									$ 79,200	$ 45,443
Board of Directors | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted					4,488	4,488
Amount of grant date fair value of the restricted shares | $					$ 100,000	$ 100,000
Number of directors | Director					4	4
SSS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding to purchase shares of common stock														1,818,182
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares to purchase shares of common stock											130,586	130,586		109,586	228,550
Restricted shares granted												1,342,743		417,953
Restricted shares vested												1,264,743		135,668
Restricted Stock | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted								365,000	35,000	365,000	1,342,743
Restricted shares vested											1,239,743
Number of employees | Employee									1
Restricted shares, vesting period								4 years	4 years	4 years	2 years
Amount of grant date fair value of the restricted shares | $								$ 778,200	$ 43,750	$ 778,200	$ 3,469,532
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock														1,853,391	2,101,428
Stock options issued to employees														733,200